SCHEDULE OF OPTIONS OUTSTANDING (Details) - Ensysce Biosciences, Inc [Member] - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options outstanding	67,487,788	71,813,169	86,858,704	43,544,606
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options outstanding	67,487,788	71,813,169
Legacy Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options outstanding	4,022,288	8,247,669	8,293,204
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options outstanding	61,265,500	61,265,500
2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options outstanding	2,200,000	2,300,000